Oil and Gas Properties - Schedule of Property Acquisition Costs (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property Acquisition costs	$ 276,888	$ 228,151	$ 168,691
2018
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property Acquisition costs		76,793
2017
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property Acquisition costs		68,939
Prior
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property Acquisition costs		$ 82,419